Miller Value Partners Appreciation ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 15.6%
Alphabet, Inc. - Class A	12,166	$3,807,958
Pinterest, Inc. - Class A (a)	154,930	4,011,138
Ziff Davis, Inc. (a)	68,877	2,421,026
		10,240,122

Consumer Discretionary - 22.8%
Airbnb, Inc. - Class A (a)	16,521	2,242,230
Citi Trends, Inc. (a)	61,320	2,548,459
Coupang, Inc. (a)	63,031	1,486,901
Crocs, Inc. (a)	38,428	3,286,363
Lithia Motors, Inc.	3,057	1,015,933
MercadoLibre, Inc. (a)	985	1,984,046
Perdoceo Education Corp.	58,999	1,730,441
SharkNinja, Inc. (a)	5,881	658,084
		14,952,457

Consumer Staples - 3.7%
Maplebear, Inc. (a)	54,540	2,453,209

Energy - 5.8%
Alliance Resource Partners LP	52,506	1,219,714
Chord Energy Corp.	642	59,513
TechnipFMC PLC	55,849	2,488,632
		3,767,859

Financials - 27.9% (b)
Bread Financial Holdings, Inc.	37,537	2,778,864
Federal Home Loan Mortgage Corp. (a)	75,285	763,390
Federal National Mortgage Association (a)	50,424	541,049
Figure Technology Solutions, Inc. - Class A (a)	54,181	2,212,752
Jackson Financial, Inc. - Class A	21,560	2,299,374
Lincoln National Corp.	81,835	3,644,113
PayPal Holdings, Inc.	22,627	1,320,964
Shift4 Payments, Inc. - Class A (a)	37,136	2,338,454
Vroom, Inc. (a)	58,785	1,168,646
Western Alliance Bancorp	14,659	1,232,382
		18,299,988

Health Care - 0.6%
Viatris, Inc.	31,191	388,328

Industrials - 16.6%
Builders FirstSource, Inc. (a)	19,528	2,009,236
JELD-WEN Holding, Inc. (a)	165,008	405,920
Masterbrand, Inc. (a)	119,578	1,320,141
Quad/Graphics, Inc.	215,670	1,352,251
Resideo Technologies, Inc. (a)	72,905	2,560,423
United Parcel Service, Inc. - Class B	32,874	3,260,772
		10,908,743

Information Technology - 3.4%
Expensify, Inc. - Class A (a)	173,693	262,277
Strategy, Inc. - Class A (a)	13,137	1,996,167
		2,258,444

Real Estate - 3.4%
CTO Realty Growth, Inc.	120,922	2,226,174
TOTAL COMMON STOCKS (Cost $59,341,077)		65,495,324

WARRANTS - 0.0% (c)	Contracts	Value
Financials - 0.0%(c)
Vroom, Inc., Expires 01/14/2030, Exercise Price $60.95 (a)(b)	5,749	9,208
TOTAL WARRANTS (Cost $65,182)		9,208

TOTAL INVESTMENTS - 99.8% (Cost $59,406,259)		65,504,532
Other Assets in Excess of Liabilities - 0.2%		103,153
TOTAL NET ASSETS - 100.0%		$65,607,685

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Miller Value Partners Appreciation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$65,495,324	$–	$–	$65,495,324
Warrants	–	9,208	–	9,208
Total Investments	$65,495,324	$9,208	$–	$65,504,532

Refer to the Schedule of Investments for further disaggregation of investment categories.